28. Financial Income (Expense)	12 Months Ended
Dec. 31, 2017
Financial Income Expense
Financial Income (Expense)

	2017	2016	2015

Financial income:
Interest on financial investments	475,460	404,080	341,739
Interest from customers	105,773	103,976	81,374
Other financial income	3,868	5,187	3,316
	585,101	513,243	426,429
Financial expenses:
Interest on loans	(672,102)	(777,424)	(666,791)
Interest on debentures	(385,009)	(374,125)	(308,290)
Interest on finance leases	(4,991)	(7,839)	(4,023)
Bank charges, financial transactions tax, and other charges	(91,614)	(74,761)	(46,966)
Exchange variation, net of gains and losses with derivative instruments	72,869	(69,854)	(71,384)
Reversal of provision – ICMS from PIS and COFINS tax bases (see Note 20.a.1.2)	43,411	-	-
Changes in subscription warranty - indemnification (see Note 22)	(20,360)	(42,615)	(21,154)
TCC monetary restatement – Bahiana (see Notes 20.b.2.2 and 27)	(13,509)	-	-
Monetary restatement of provisions, net, and other financial expenses	11,908	(9,201)	(11,159)
	(1,059,397)	(1,355,819)	(1,129,767)

Financial income (expense)	(474,296)	(842,576)	(703,338)